Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net loss	$ (17,453)	$ (30,378)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	45,902	49,791
Stock-based compensation	11,706	14,133
Foreign currency transaction loss (gain)	3,450	(8,678)
Deferred income taxes	(3,733)	(3,086)
Share in losses of associated companies	11,185	855
Non-cash gain from divestitures	(7,932)
Other non-cash items, net	2,577	2,802
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	1,681	3,218
Inventories	(7,723)	(5,984)
Net investment in sales-type leases	6,120	9,500
Other current assets and prepaid expenses	(2,980)	(1,048)
Other non-current assets	(1,075)	540
Accounts payable	(289)	3,472
Other current liabilities	3,330	(2,678)
Deferred revenues	2,504	1,706
Other non-current liabilities	(2,222)	6,706
Net cash provided by operating activities	45,048	40,871
Cash flows from investing activities
Purchase of property and equipment	(18,908)	(15,879)
Investment in unconsolidated entities	(13,015)	(2,548)
Net proceeds from divestitures	8,998
Purchase of intangible assets	(1,114)	(1,227)
Proceeds from sale of plant and property	4,105
Other investing activities	(229)	(113)
Net cash used in investing activities	(20,163)	(19,767)
Cash flows from financing activities
Repayment of current portion of long-term debt	(3,857)	(2,786)
Payments of obligations in connection with acquisitions		(1,476)
Acquisition of redeemable non-controlling interests	(1,500)
Proceeds from exercise of stock options	2,379	2,632
Net cash used in financing activities	(2,978)	(1,630)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,801)	3,011
Net change in cash, cash equivalents and restricted cash	20,106	22,485
Cash, cash equivalents and restricted cash, beginning of period	329,359	280,623
Cash, cash equivalents and restricted cash, end of period	349,465	303,108
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	380	1,326
Transfer of inventory to fixed assets	$ 1,859	$ 4,248